Warrant Liabilities - Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Series D Preferred Stock Warrants [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			4.65%
Expected life, in years			1 year 1 month 9 days
Expected volatility			65.00%
Dividend yield			0.00%
Fair value of preferred stock			4.01%
Series D 2 Preferred Stock Warrants [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		4.65%		3.90%
Expected life, in years		1 year 1 month 9 days		3 years
Expected volatility		65.00%		60.50%
Dividend yield		0.00%		0.00%
Fair value of preferred stock		4.01%		4.97%
Warrant Issue Of Convertible Note [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate				0.25%
Expected life, in years				3 years
Expected volatility				65.00%
Dividend yield				0.00%
Fair value of preferred stock				10.44%
Warrant Issue Of Preferred Stock [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate				0.43%
Expected life, in years				2 years 3 months 18 days
Expected volatility				56.90%
Dividend yield				0.00%
Fair value of preferred stock				10.44%
Series D 2 Shadow Preferred Stock Warrants [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	3.98%		4.51%	4.13%
Expected life, in years	11 months 19 days		1 year 8 months 19 days	2 years 9 months 21 days
Expected volatility	57.95%		52.50%	60.50%
Dividend yield	0.00%		0.00%	0.00%
Fair value of preferred stock	3.78%		4.19%	1.81%
Series D Shadow Preferred Stock Warrants [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			5.50%	4.73%
Expected life, in years			1 month 28 days	1 year 3 months
Expected volatility			52.50%	65.00%
Dividend yield			0.00%	0.00%
Fair value of preferred stock			5.76%	3.57%
Warrants P2P Notes1 [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Expected volatility				67.00%
Dividend yield		0.00%	0.00%	0.00%
Fair value of preferred stock		4.16%	1.51%	1.51%
Fair value of common stock		0.74%	0.46%	0.46%
Warrants P2P Notes1 [Member] | Minimum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		4.54%	4.09%	4.41%
Expected life, in years		1 year	1 year	1 year
Expected volatility		61.20%	66.60%
Warrants P2P Notes1 [Member] | Maximum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		4.79%	4.65%	4.73%
Expected life, in years		1 year 5 months 8 days	1 year 11 months 8 days	1 year 11 months 8 days
Expected volatility		62.30%	71.60%
Warrants P2P Notes2 [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Expected volatility				67.00%
Dividend yield	0.00%		0.00%	0.00%
Fair value of preferred stock	4.03%		4.16%	1.51%
Fair value of common stock	0.92%		0.74%	0.46%
Warrants P2P Notes2 [Member] | Minimum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	3.66%		4.54%	4.41%
Expected life, in years	6 months		1 year	1 year
Expected volatility	69.80%		61.20%
Warrants P2P Notes2 [Member] | Maximum [Member]
Schedule Of Black Scholes Option Pricing Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	4.38%		4.79%	4.73%
Expected life, in years	2 years		1 year 5 months 8 days	1 year 11 months 8 days
Expected volatility	71.60%		62.30%